Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	[1]	₨ 1,670.3	$ 26.8	₨ 2,250.7
Delinquencies		296.0	4.8	240.4
Credit losses		220.5	3.5	173.5
Retained interest in sold receivables		₨ 64.3	$ 1.0	₨ 102.7

[1]	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2014 and nil as of March 31, 2015.